Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
Schedule of other receivables

	12.31.2022	12.31.2021
Fair value in the purchase and sale of power (Note 34.2.12)	1,081,758	855,775
Services in progress (a)	369,916	319,179
CDE Transfer (11.2)	83,649	68,999
Credits on purchases of gas (11.1)	45,673	73,229
Reimbursement of coal consumption values by CDE	58,367	33,107
Disposals and decommissioning in progress	39,768	42,509
Credits - gas concession (11.3)	32,825	-
Advance payments to employees	20,768	20,141
Contractual advances to suppliers	12,709	15,528
Bonus for voluntary consumption reduction (Note 7.4)	2,917	134,892
Employees transferred compensation to be recovered	1,261	1,316
Other receivables	79,221	101,747
	1,828,832	1,666,422
Current	897,380	749,816
Noncurrent	931,452	916,606
(a)	Refers, most of which, to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.